SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Net loss per common share) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Convertible shares	5,898,256	5,898,256